System Fund	12 Months Ended
Dec. 31, 2020
Text block [abstract]
System Fund
33. System Fund
System Fund revenues comprise:

	2020 $m	2019 $m	2018 $m
Assessment fees and contributions received from hotels	490	1,036	979

Loyalty programme revenues, net of the cost of point redemptions	275	337	254

	765	1,373	1,233

System Fund expenses include:

	2020 $m	2019 $m	2018 $m
Marketing	109	461	427

Payroll costs (note 4)	242	313	347

Depreciation and amortisation	62	54	49

Impairment loss on financial assets (note 18)	24	12	11

Other impairment charges	41	—	—